Stock-Based Compensation (Details) (Employee Stock Option [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance	285,000	355,000
Number of Shares, Granted	0	28,000
Number of Shares, Exercised	0	(28,000)
Number of Shares, Expired	(140,000)	(70,000)
Number of Shares, Outstanding, Ending balance	145,000	285,000	355,000
Number of Shares, Vested and exercisable	143,000	283,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.97	$ 0.92
Weighted Average Exercise Price, Granted	$ 0	$ 1.53
Weighted Average Exercise Price, Exercised	$ 0	$ 0.81
Weighted Average Exercise Price, Expired	$ 0.74	$ 1.01
Weighted Average Exercise Price, Outstanding, Ending balance	$ 1.20	$ 0.97	$ 0.92
Weighted Average Exercise Price, Vested and exercisable	$ 1.20	$ 0.97
Weighted Average Remaining Contractual Term (in years), Outstanding	2 years 3 months 22 days	1 year 5 months 5 days	1 year 7 months 13 days
Weighted Average Remaining Contractual Term (in years), Vested and exercisable	2 years 3 months 22 days	1 year 5 months 1 day
Aggregate Intrinsic Value, Outstanding	$ 100,082	$ 147,656	$ 173,006
Aggregate Intrinsic Value, Vested and exercisable	$ 98,884	$ 146,458